STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities:
Net loss	$ (225,795)	$ (1,616,993)	$ (6,833,568)	$ (9,406,304)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,874	9,385	63,040	148,761
Vested stock options and warrants	72,116	273,420	723,367	3,700,070
Equity instruments issued for management and consulting	(3,333)	$ 62,917	112,054	239,290
Amortization of debt discount	98,296		247,338	413,695
Loss on Sales of Equipment	$ 6,736
(Gain) loss on valuation of equity-linked instruments		$ (11,468)	(11,599)	(157,580)
Changes in assets and liabilities:
Accounts receivable	$ (32,484)	33,391	39,696	(57,534)
Inventories	65,978	(269,392)	(245,192)	23,034
Prepaid expense and other assets	110,725	(62,057)	(129,427)	(33,179)
Accounts payable	269,645	40,535	1,132,410	429,033
Accrued expenses	(453,327)	$ (212,181)	1,594,468	776,548
Deferred Revenue	66,338		(64,000)	69,000
Net cash used in operating activities:	$ (5,231)	$ (1,752,443)	(3,371,413)	(3,855,166)
Cash flow from investing activities:
Purchase of fixed assets		(72,377)	(101,409)	(162,761)
Purchase of intangibles	$ (7,700)	(14,226)	(19,828)	(53,355)
Net cash used in investing activities	$ (7,700)	(86,603)	(121,237)	(216,116)
Cash flow from financing activities:
Proceeds from long-term and convertible debt		20,000	1,500,000	$ 1,822,718
Principal payments on debt		(300,000)	(305,000)
Issuance of preferred stock		2,055,000	2,055,000
Issuance of common stock		92,831	157,081	$ 2,337,378
Net cash provided by (used in) financing activities		1,867,831	3,407,081	4,160,096
Net increase (decrease) in cash	$ (12,931)	28,785	(85,569)	88,814
Cash at beginning of period	16,384	101,953	101,953	13,139
Cash at end of period	$ 3,453	130,738	$ 16,384	101,953
Non cash transactions:
Conversion of debt to accrued liabilities				415,775
Common stock issued for accrued interest/bonus		$ 694,500	$ 694,500	402,669
Common stock issued to satisfy debt	$ 128,478		$ 480,616	2,318,568
Stock/warrant issued to satisfy accounts payable/Liabilities				$ 100,521